Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.6%
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 1.22% (A), 04/14/2029 (B)	$ 197,275	$ 197,134
AMMC CLO XII Ltd.
Series 2013-12A, Class AR2,
3-Month LIBOR + 0.95%, 1.32% (A), 11/10/2030 (B)	1,100,000	1,093,243
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 1.29% (A), 07/15/2030 (B)	200,000	199,176
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 1.50% (A), 05/15/2036 (B)	300,000	296,497
Series 2022-FL1, Class A,
1-Month SOFR + 1.45%, 1.50% (A), 01/15/2037 (B)	400,000	397,906
Ares XL CLO Ltd.
Series 2016-40A, Class A1RR,
3-Month LIBOR + 0.87%, 1.11% (A), 01/15/2029 (B)	378,747	378,103
Barings CLO Ltd.
Series 2013-IA, Class AR,
3-Month LIBOR + 0.80%, 1.05% (A), 01/20/2028 (B)	76,380	76,269
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 1.66% (A), 01/25/2045	91,819	92,277
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 1.96% (A), 06/15/2031 (B)	700,000	693,805
Carlyle Global Market Strategies CLO Ltd.
Series 2015-4A, Class A1R,
3-Month LIBOR + 1.34%, 1.59% (A), 07/20/2032 (B)	300,000	298,267
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 1.21% (A), 10/24/2030 (B)	600,000	596,099
Elevation CLO Ltd.
Series 2017-8A, Class A1R2,
3-Month LIBOR + 0.95%, 1.21% (A), 10/25/2030 (B)	300,000	298,033
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 1.12% (A), 07/25/2035	43,822	44,338

	Principal	Value
ASSET-BACKED SECURITIES (continued)
FORT CRE Issuer LLC
Series 2022-FL3, Class A,
1-Month SOFR + 1.85%, 1.93% (A), 12/17/2026 (B)	$ 400,000	$ 399,713
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.52% (A), 06/25/2035	261,281	257,015
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.31% (A), 01/21/2028 (B)	180,031	179,950
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.05%, 1.52% (A), 02/18/2038 (B)	400,000	394,523
Home Equity Asset Trust
Series 2005-4, Class M6,
1-Month LIBOR + 1.08%, 1.54% (A), 10/25/2035	300,000	293,978
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.72% (A), 06/25/2037	240,181	239,229
KKR CLO 9 Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 1.19% (A), 07/15/2030 (B)	250,000	248,363
LCM XIII LP
Series 13A, Class AR3,
3-Month LIBOR + 0.87%, 1.12% (A), 07/19/2027 (B)	267,743	267,012
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 1.25% (A), 07/20/2030 (B)	300,000	298,247
LCM XXV Ltd.
Series 25A, Class AR,
3-Month SOFR + 1.10%, 1.38% (A), 07/20/2030 (B)	500,000	498,810
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 1.57% (A), 06/15/2039 (B)	400,000	395,622
LoanCore Issuer Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.53% (A), 05/15/2036 (B)	149,377	148,357
Series 2022-CRE7, Class A,
1-Month SOFR + 1.55%, 1.60% (A), 01/17/2037 (B)	500,000	500,032
Madison Park Funding XXX Ltd.
Series 2018-30A, Class A,
3-Month LIBOR + 0.75%, 0.99% (A), 04/15/2029 (B)	495,853	493,490

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.04%, 1.28% (A), 10/15/2030 (B)	$ 300,000	$ 298,122
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 1.28% (A), 10/25/2034	189,002	186,497
Merrill Lynch Mortgage Investors Trust
Series 2004-WMC5, Class M1,
1-Month LIBOR + 0.93%, 1.39% (A), 07/25/2035	132,430	130,596
MidOcean Credit CLO II
Series 2013-2A, Class ARR,
3-Month LIBOR + 1.03%, 0.00% (A), 01/29/2030 (B)	250,000	248,996
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.16% (A), 12/26/2031 (B)	9,517	9,436
OZLM XVI Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 1.49% (A), 05/16/2030 (B)	300,000	298,546
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A1,
3-Month LIBOR + 0.80%, 1.05% (A), 07/20/2029 (B)	526,044	524,394
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.41% (A), 11/25/2065 (B)	183,352	181,484
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 1.43% (A), 06/25/2035	171,063	170,662
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.68% (A), 02/25/2037	196,217	187,443
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 1.29% (A), 10/23/2030 (B)	400,000	397,040
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.68%, 1.13% (A), 11/25/2037	700,000	692,679
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.85% (A), 02/17/2032 (B)	324,963	325,157
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 1.46% (A), 07/20/2032 (B)	100,000	99,180

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 1.24% (A), 07/25/2030 (B)	$ 400,000	$ 397,474
Sound Point CLO XVII Ltd.
Series 2017-3A, Class A1R,
3-Month LIBOR + 0.98%, 1.23% (A), 10/20/2030 (B)	600,000	595,913
Soundview Home Loan Trust
Series 2007-NS1, Class A4,
1-Month LIBOR + 0.30%, 0.76% (A), 01/25/2037	500,000	474,313
Stratus CLO Ltd.
Series 2021-2A, Class A,
3-Month LIBOR + 0.90%, 0.99% (A), 12/28/2029 (B)	500,000	497,707
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR + 1.35%, 1.40% (A), 11/15/2038 (B)	400,000	398,301
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 1.23% (A), 04/25/2031 (B)	200,000	199,116
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.46% (A), 05/25/2058 (B)	135,269	135,269
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR + 1.65%, 1.70% (A), 02/15/2039 (B)	500,000	500,208
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month LIBOR + 1.16%, 1.46% (A), 07/30/2032 (B)	400,000	396,592
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.54% (A), 08/28/2029 (B)	786,342	782,692
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 1.88% (A), 06/20/2029 (B)	447,312	446,125
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 1.29% (A), 09/15/2030 (B)	250,000	247,923
VMC Finance LLC
Series 2022-FL5, Class A,
1.95%, 02/18/2039 (B)	400,000	399,998

Total Asset-Backed Securities (Cost $18,528,652)		18,497,351

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 28.5%
Aerospace & Defense - 0.2%
Boeing Co.
3.63%, 02/01/2031	$ 300,000	$ 292,043
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	191,484
3.95%, 06/15/2023	100,000	98,682

		582,209

Airlines - 1.1%
Air Canada
3.88%, 08/15/2026 (B)	300,000	283,125
American Airlines Pass-Through Trust
3.00%, 04/15/2030	308,732	287,246
3.25%, 04/15/2030	77,166	69,171
3.50%, 08/15/2033	89,157	79,875
4.00%, 01/15/2027	45,541	42,293
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	162,336	153,873
3.80%, 03/20/2033 (B)	155,301	153,354
JetBlue Pass-Through Trust
4.00%, 05/15/2034	186,913	186,997
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	214,118
Southwest Airlines Co. Pass-Through Trust
6.65%, 08/01/2022	6,442	6,440
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	65,981	64,466
United Airlines Pass-Through Trust
2.88%, 04/07/2030	394,276	374,145
3.10%, 04/07/2030	394,276	361,569
5.88%, 04/15/2029	262,521	270,061

		2,546,733

Automobiles - 0.2%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	400,000	394,770

Banks - 5.9%
AIB Group PLC
4.75%, 10/12/2023 (B)	400,000	407,102
Banco de Credito del Peru SA
4.65%, 09/17/2024 (B)	PEN 1,300,000	339,315
Banco Santander SA
3.49%, 05/28/2030	$ 200,000	193,595
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	2,260,000	2,240,929
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	400,000	407,670
Barclays PLC
3.25%, 02/12/2027 (C)	GBP 400,000	526,042
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (A), 01/20/2028 (B)	$ 200,000	188,495
Fixed until 02/25/2031 (D), 4.63% (A) (B) (E)	200,000	179,750
Citigroup, Inc.
Fixed until 02/18/2026 (D), 3.88% (A)	900,000	849,937
4.40%, 06/10/2025	300,000	308,967
DnB Bank ASA
Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (B) (E)	200,000	183,580
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	300,000	274,169

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC (continued)
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 400,000	$ 494,632
Fixed until 12/17/2030 (D), 4.60% (A)	$ 300,000	267,750
JPMorgan Chase & Co.
Fixed until 11/19/2030, 1.76% (A), 11/19/2031	1,000,000	862,298
Fixed until 01/25/2032, 2.96% (A), 01/25/2033	500,000	471,449
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	204,716
4.55%, 08/16/2028	1,000,000	1,033,106
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	500,000	442,772
Fixed until 01/19/2027, 2.34% (A), 01/19/2028	300,000	283,761
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	416,508
Nykredit Realkredit AS
1.00%, 10/01/2050 (C)	DKK 99,188	12,867
1.50%, 10/01/2053 (C)	198,929	26,645
Santander Holdings USA, Inc.
3.45%, 06/02/2025	$ 400,000	397,570
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	180,977
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	181,055
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (A), 01/12/2025 (B)	200,000	191,057
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	300,000	272,733
Stichting AK Rabobank Certificaten
6.50% (F), 12/29/2049 (C) (D)	EUR 420,200	542,359
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 600,000	536,335
2.14%, 09/23/2030	300,000	262,901
Truist Financial Corp.
Fixed until 03/01/2030 (D), 5.10% (A)	600,000	608,400
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	323,777
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	300,000	296,673

		14,409,892

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	150,000	156,305
5.15%, 05/15/2038 (B)	100,000	108,787

		265,092

Biotechnology - 0.3%
Amgen, Inc.
4.20%, 02/22/2052	300,000	310,088
4.40%, 05/01/2045	300,000	314,876

		624,964

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.4%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	$ 600,000	$ 571,111
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	300,000	276,000

		847,111

Capital Markets - 1.8%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	400,000	397,004
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (D)	200,000	208,500
Charles Schwab Corp.
Fixed until 06/01/2026 (D), 4.00% (A)	200,000	191,500
Credit Suisse Group AG
3.75%, 03/26/2025	900,000	897,649
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026 (G)	200,000	185,648
Fixed until 09/18/2030, 3.55% (A), 09/18/2031	350,000	330,087
Fixed until 10/07/2031, 3.74% (A), 01/07/2033	200,000	176,778
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	200,038
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 2.03% (A), 10/28/2027	700,000	725,021
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	200,000	191,509
JAB Holdings BV
2.20%, 11/23/2030 (B)	550,000	490,414
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	407,982

		4,402,130

Chemicals - 0.6%
Axalta Coating Systems LLC
3.38%, 02/15/2029 (B)	200,000	175,600
Huntsman International LLC
4.50%, 05/01/2029	370,000	382,001
Sasol Financing USA LLC
5.88%, 03/27/2024	200,000	202,660
Syngenta Finance NV
5.18%, 04/24/2028 (B)	400,000	413,710
Yara International ASA
3.15%, 06/04/2030 (B)	400,000	373,071

		1,547,042

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	200,000	197,447

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	400,000	351,563

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	277,602

Consumer Finance - 0.5%
American Express Co.
2.55%, 03/04/2027	200,000	194,940
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	400,000	403,380

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	$ 200,000	$ 183,214
OneMain Finance Corp.
8.88%, 06/01/2025	300,000	316,064

		1,097,598

Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	300,000	276,503
Berry Global, Inc.
4.88%, 07/15/2026 (B)	500,000	506,360

		782,863

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 04/03/2026	200,000	201,984
Aircastle Ltd.
2.85%, 01/26/2028 (B)	100,000	89,985
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	300,000	309,058
Brookfield Finance, Inc.
3.90%, 01/25/2028	500,000	502,932
DAE Funding LLC
1.55%, 08/01/2024 (B)	200,000	189,062
2.63%, 03/20/2025 (B)	400,000	379,520
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.13%, 11/30/2024 (B)	28,762	28,432
Helios Leasing I LLC
1.56%, 09/28/2024	44,986	44,151
Jyske Realkredit AS
1.50%, 10/01/2053	DKK 99,585	13,350
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	$ 400,000	391,097
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (B)	500,000	500,814
Nordea Kredit Realkreditaktieselskab
1.50%, 10/01/2053	DKK 99,602	13,344
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	$ 300,000	297,000
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (B)	200,000	194,000

		3,154,729

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
4.50%, 05/15/2035	100,000	105,807
Bell Telephone Co. of Canada / Bell Canada
4.30%, 07/29/2049	200,000	211,049
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	184,000

		500,856

Electric Utilities - 3.2%
Alabama Power Co.
3.45%, 10/01/2049	300,000	279,690
4.15%, 08/15/2044	100,000	101,621
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	76,752
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	100,000	95,168
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	300,000	280,500

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
DTE Electric Co.
3.70%, 06/01/2046	$ 1,000,000	$ 993,279
Duke Energy Progress LLC
3.40%, 04/01/2032	300,000	301,926
4.00%, 04/01/2052 (E)	200,000	211,884
Edison International
3.55%, 11/15/2024	100,000	100,403
Entergy Mississippi LLC
2.85%, 06/01/2028	1,100,000	1,058,412
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	300,000	301,022
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	400,000	350,746
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	191,792
NRG Energy, Inc.
2.45%, 12/02/2027 (B)	200,000	184,636
Pacific Gas & Electric Co.
1.37%, 03/10/2023	100,000	98,194
3.50%, 06/15/2025 (E) (H)	120,000	117,335
3.75%, 08/15/2042	100,000	81,535
4.25%, 08/01/2023 (H)	300,000	303,055
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	600,000	596,290
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049 (B)	300,000	289,254
Southern California Edison Co.
3.90%, 03/15/2043	100,000	93,917
4.00%, 04/01/2047	600,000	576,210
4.05%, 03/15/2042	100,000	95,963
4.65%, 10/01/2043	100,000	103,756
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	740,740
SP Group Treasury Pte Ltd.
3.38%, 02/27/2029 (B)	250,000	252,237

		7,876,317

Electronic Equipment, Instruments & Components - 0.2%
Flex Ltd.
4.75%, 06/15/2025	200,000	206,583
4.88%, 06/15/2029	170,000	176,882

		383,465

Equity Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	200,000	212,597
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030	300,000	281,337
American Tower Corp.
3.38%, 10/15/2026	600,000	592,755
4.00%, 06/01/2025	300,000	304,361
4.40%, 02/15/2026	670,000	688,531
Essex Portfolio LP
4.00%, 03/01/2029	500,000	515,617
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (B)	500,000	491,250
National Retail Properties, Inc.
4.80%, 10/15/2048	500,000	537,729
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033 (E)	200,000	174,450

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
STORE Capital Corp.
2.75%, 11/18/2030	$ 300,000	$ 271,501
UDR, Inc.
3.00%, 08/15/2031	300,000	284,738

		4,354,866

Food & Staples Retailing - 0.0% (I)
Sysco Corp.
2.45%, 12/14/2031	100,000	91,699

Gas Utilities - 0.2%
Southern California Gas Co.
4.13%, 06/01/2048	500,000	514,412

Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.
1.73%, 04/01/2031	200,000	172,523
Boston Scientific Corp.
2.65%, 06/01/2030	100,000	93,844

		266,367

Health Care Providers & Services - 1.2%
Adventist Health System
2.43%, 09/01/2024	400,000	391,423
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	467,217
Banner Health
1.90%, 01/01/2031	300,000	265,838
CHRISTUS Health
4.34%, 07/01/2028	300,000	312,046
CVS Health Corp.
5.05%, 03/25/2048	500,000	567,405
DaVita, Inc.
4.63%, 06/01/2030 (B)	100,000	93,660
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B) (E)	200,000	174,096
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	231,076
HCA, Inc.
4.13%, 06/15/2029	100,000	101,942
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	392,869

		2,997,572

Hotels, Restaurants & Leisure - 0.6%
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	200,000	194,122
5.38%, 04/15/2026	100,000	104,493
Las Vegas Sands Corp.
2.90%, 06/25/2025	200,000	186,594
Marriott International, Inc.
2.85%, 04/15/2031	200,000	182,565
McDonald’s Corp.
3.80%, 04/01/2028	400,000	412,816
Sands China Ltd.
5.40%, 08/08/2028	200,000	196,044
Wynn Macau Ltd.
5.13%, 12/15/2029 (B)	100,000	84,750

		1,458,838

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.1%
General Electric Co.
3-Month LIBOR + 3.33%, 4.16% (A), 06/15/2022 (D)	$ 200,000	$ 192,000

Insurance - 0.7%
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	100,000	93,579
Fidelity National Financial, Inc.
3.40%, 06/15/2030	400,000	385,249
First American Financial Corp.
4.60%, 11/15/2024	20,000	20,497
GA Global Funding Trust
2.90%, 01/06/2032 (B)	200,000	181,896
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	200,000	185,069
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	103,747
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	800,000	741,000

		1,711,037

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	100,000	81,376
Tencent Holdings Ltd.
3.98%, 04/11/2029 (B)	200,000	199,478

		280,854

Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041 (E)	300,000	228,554
Amazon.com, Inc.
2.50%, 06/03/2050	50,000	41,717
Prosus NV
3.26%, 01/19/2027 (B)	300,000	274,459

		544,730

Life Sciences Tools & Services - 0.0% (I)
Illumina, Inc.
2.55%, 03/23/2031	100,000	90,903

Machinery - 0.3%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	800,000	815,314

Media - 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	700,000	671,751
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	200,000	160,699
4.20%, 03/15/2028	500,000	505,701
4.40%, 04/01/2033 (E)	200,000	199,440
4.80%, 03/01/2050	300,000	284,835
Comcast Corp.
2.94%, 11/01/2056 (B)	672,000	554,548

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cox Communications, Inc.
2.95%, 10/01/2050 (B)	$ 200,000	$ 157,409
Discovery Communications LLC
4.00%, 09/15/2055	365,000	314,740

		2,849,123

Metals & Mining - 0.0% (I)
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (B)	100,000	94,590

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.50%, 11/01/2023 (B)	200,000	203,410

Multi-Utilities - 0.4%
Black Hills Corp.
2.50%, 06/15/2030	400,000	363,580
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A)	100,000	98,500
Public Service Co. of Colorado
1.88%, 06/15/2031	150,000	133,325
San Diego Gas & Electric Co.
1.70%, 10/01/2030	300,000	264,314

		859,719

Oil, Gas & Consumable Fuels - 2.0%
Aker BP ASA
3.75%, 01/15/2030 (B)	200,000	195,727
Boardwalk Pipelines LP
3.40%, 02/15/2031	400,000	378,347
Energy Transfer LP
4.75%, 01/15/2026	40,000	41,595
5.80%, 06/15/2038	500,000	541,309
7.50%, 07/01/2038	100,000	123,321
Enterprise Products Operating LLC
3.20%, 02/15/2052	370,000	312,026
Kinder Morgan, Inc.
7.75%, 01/15/2032	400,000	515,713
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	300,000	301,149
Pertamina Persero PT
4.18%, 01/21/2050 (B)	400,000	368,779
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	400,000	379,000
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,047,343
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	192,178
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	117,597
Williams Cos., Inc.
2.60%, 03/15/2031	300,000	275,882
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	20,000	20,075

		4,810,041

Pharmaceuticals - 0.5%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	1,038,268
Jazz Securities DAC
4.38%, 01/15/2029 (B)	200,000	194,020

		1,232,288

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.2%
Block Financial LLC
3.88%, 08/15/2030	$ 400,000	$ 392,926

Road & Rail - 0.2%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	159,000	140,689
2.88%, 02/15/2025 (B)	100,000	96,120
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	56,000	57,352
Union Pacific Corp.
4.10%, 09/15/2067	200,000	206,905

		501,066

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	300,000	263,120
4.30%, 11/15/2032	400,000	406,457
Marvell Technology, Inc.
4.20%, 06/22/2023	200,000	203,300
Skyworks Solutions, Inc.
0.90%, 06/01/2023	300,000	293,430

		1,166,307

Software - 0.5%
Citrix Systems, Inc.
1.25%, 03/01/2026	100,000	97,342
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	170,000	164,580
Microsoft Corp.
2.92%, 03/17/2052	314,000	294,469
Oracle Corp.
2.95%, 05/15/2025	290,000	286,938
VMware, Inc.
4.65%, 05/15/2027	300,000	314,148

		1,157,477

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	324,000	426,126
Seagate HDD Cayman
4.13%, 01/15/2031	400,000	379,000

		805,126

Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.
4.25%, 03/15/2029 (B)	300,000	265,500

Tobacco - 0.1%
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	200,000	195,878

Trading Companies & Distributors - 0.2%
BOC Aviation Ltd.
3.50%, 10/10/2024 (B)	200,000	199,772
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	400,000	396,000

		595,772

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty Ltd.
3.90%, 03/22/2023 (B)	200,000	202,446

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
5.15%, 09/20/2029 (B)	$ 400,000	$ 422,090
T-Mobile USA, Inc.
2.25%, 11/15/2031	200,000	174,972

		597,062

Total Corporate Debt Securities (Cost $71,844,140)		69,392,252

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Canada - 0.4%
Province of Quebec
2.50%, 04/20/2026	900,000	892,216

Chile - 0.1%
Chile Government International Bond
2.75%, 01/31/2027	200,000	195,788

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	400,000	362,004

Japan - 0.6%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	1,400,000	1,395,038

Peru - 0.2%
Peru Government International Bond
5.94%, 02/12/2029 (C)	PEN 300,000	79,020
5.94%, 02/12/2029 (B)	500,000	131,699
8.20%, 08/12/2026 (B)	600,000	176,044

		386,763

Qatar - 0.1%
Qatar Government International Bond
4.40%, 04/16/2050 (B)	$ 300,000	337,163

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	293,087

Romania - 0.2%
Romanian Government International Bond
2.13%, 03/07/2028 (B)	EUR 300,000	312,235
2.63%, 12/02/2040 (B)	100,000	84,034
3.75%, 02/07/2034 (B)	100,000	103,036

		499,305

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
4.50%, 04/22/2060 (C)	$ 200,000	216,518

Total Foreign Government Obligations (Cost $4,825,732)		4,577,882

LOAN ASSIGNMENTS - 0.3%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (J) (K) (L)	542,322	499,814

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services - 0.1%
Virtusa Corp.
1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 02/11/2028	$ 198,000	$ 195,092

Hotels, Restaurants & Leisure - 0.0% (I)
IRB Holding Corp.
Term Loan B,
3.75% (A), 12/15/2027	98,750	97,454

Total Loan Assignments (Cost $828,879)		792,360

MORTGAGE-BACKED SECURITIES - 3.9%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	123,805	121,926
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.45% (A), 04/15/2036 (B)	500,000	497,302
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
2.57% (A), 05/25/2034	4,352	4,420
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.87% (A), 09/25/2035	141,494	103,752
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month SOFR + 1.34%, 1.64% (A), 02/15/2039 (B)	400,000	396,992
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.56%, 1.02% (A), 05/25/2037	203,535	198,663
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	92,350	91,979
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	400,000	395,969
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	200,000	200,339
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	995,358
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 1.55% (A), 04/15/2026 (B)	200,000	197,877
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 1.14% (A), 12/10/2044 (C)	GBP 15,693	20,545
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
2.67% (A), 07/19/2035	$ 44,705	36,518
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	596,202
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B)	424,589	421,192

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 1.14% (A), 04/25/2028	$ 104,567	$ 102,930
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	209,923	207,782
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	891,789
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.90% (A), 12/15/2048	1,426,172	7,123
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.98% (A), 05/25/2035	14,625	14,458
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	700,000	690,020
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	428,339	418,974
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	184,383	181,018
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 1.49% (A), 11/15/2038 (B)	500,000	490,724
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 1.59%, 10/20/2051	GBP 630,798	830,014
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 162,219	159,350
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 1.72% (A), 08/25/2046	367,269	353,082
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	900,000	884,132

Total Mortgage-Backed Securities (Cost $9,787,002)		9,510,430

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	274,013
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	280,670
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	424,602

		979,285

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 0.1%
Sales Tax Securitization Corp., Revenue Bonds,
Series B,
3.24%, 01/01/2042	$ 400,000	$ 368,640

New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	200,000	200,240

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	300,000	271,631

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	300,000	320,503

Wisconsin - 0.1%
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	140,000	135,956

Total Municipal Government Obligations (Cost $2,321,605)		2,276,255

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%
Export-Import Bank of the US
1.58%, 11/16/2024	49,493	48,888
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	332,538	349,717
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.97% (A), 04/25/2028	1,000,000	1,020,626
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.46% (A), 01/15/2038	342,800	340,292
1-Month LIBOR + 0.40%, 0.80% (A), 02/15/2041 - 09/15/2045	170,133	170,575
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.87% (A), 01/15/2038	342,800	19,773
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.49% (A), 09/15/2043	413,269	67,185
Federal National Mortgage Association
3.50%, 06/01/2045	61,543	62,508
4.00%, 09/01/2048	59,994	61,516
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 1.01% (A), 02/25/2041	56,908	57,030
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	199,994	12,319
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.91% (A), 05/20/2066 - 06/20/2066	1,440,673	1,447,268

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
2.50%, TBA (M)	$ 1,500,000	$ 1,427,154
3.00%, TBA (M)	4,400,000	4,289,597
3.50%, TBA (M)	2,600,000	2,590,877
4.00%, TBA (M)	4,800,000	4,884,952
4.50%, TBA (M)	900,000	930,186

Total U.S. Government Agency Obligations (Cost $17,854,201)		17,780,463

U.S. GOVERNMENT OBLIGATIONS - 15.3%
U.S. Treasury - 15.3%
U.S. Treasury Bond
1.13%, 05/15/2040	2,070,000	1,632,793
1.13%, 08/15/2040 (N)	700,000	549,309
1.75%, 08/15/2041	12,400,000	10,758,938
1.88%, 02/15/2041 (N)	4,800,000	4,279,875
1.88%, 11/15/2051	160,000	140,250
2.00%, 11/15/2041	7,300,000	6,613,344
2.25%, 05/15/2041	700,000	661,855
3.00%, 02/15/2048 - 08/15/2048 (N)	2,000,000	2,180,619
3.13%, 11/15/2041 - 05/15/2048 (N)	5,060,000	5,551,030
4.38%, 05/15/2041 (N)	2,300,000	2,926,121
U.S. Treasury Bond, Principal Only STRIPS
08/15/2044	300,000	166,204
05/15/2050 (E)	3,500,000	1,746,422

Total U.S. Government Obligations (Cost $41,839,283)		37,206,760

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 37.1%
U.S. Cash Management Bill
0.49% (O), 06/28/2022	3,000,000	2,996,003
0.59% (O), 07/12/2022	1,300,000	1,297,808
0.64% (O), 07/19/2022	1,000,000	997,956
0.68% (O), 07/19/2022	11,000,000	10,977,519
0.72% (O), 07/26/2022	18,500,000	18,456,484
U.S. Treasury Bill
0.05% (O), 04/14/2022 (P)	1,100,000	1,099,934
0.05% (O), 04/14/2022 - 04/21/2022	16,100,000	16,099,011
0.06% (O), 04/21/2022 - 04/28/2022	13,000,000	12,998,919
0.10% (O), 04/26/2022 (P)	1,300,000	1,299,885
0.20% (O), 05/17/2022 (P) (Q)	1,000,000	999,706
0.37% (O), 06/02/2022 (P)	700,000	699,602
0.39% (O), 06/09/2022	4,500,000	4,496,740
0.44% (O), 06/16/2022	17,400,000	17,384,802
0.49% (O), 06/23/2022	700,000	699,243

Total Short-Term U.S. Government Obligations (Cost $90,506,124)		90,503,612

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (O)	2,475,351	2,475,351

Total Other Investment Company (Cost $2,475,351)		2,475,351

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.2%

Fixed Income Clearing Corp., 0.00% (O), dated 03/31/2022, to be repurchased at $2,987,343 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $3,047,184.

$ 2,987,343	$ 2,987,343

Total Repurchase Agreement (Cost $2,987,343)	2,987,343

Total Investments Excluding Options Purchased (Cost $263,798,312)	256,000,059
Total Options Purchased - 0.7% (Cost $2,065,354)	1,695,915

Total Investments (Cost $265,863,666)	257,695,974
Net Other Assets (Liabilities) - (5.7)%	(14,000,244)

Net Assets - 100.0%	$ 243,695,730

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,925.00	12/16/2022	USD	53,005,797	117	$2,065,354	$1,695,915

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - Markit iTraxx® Europe Series 36	MSC	Pay	4.00%	04/20/2022	EUR	100,000	$(486)	$(135)
Put - Markit iTraxx® Europe Series 36	CITI	Pay	0.85	05/18/2022	EUR	200,000	(276)	(225)
Put - North America High Yield Index - Series 37	DUB	Pay	100.00	05/18/2022	USD	500,000	(2,750)	(1,051)
Put - North America High Yield Index - Series 37	DUB	Pay	101.00	04/20/2022	USD	500,000	(1,800)	(343)
Put - North America High Yield Index - Series 37	MSC	Pay	101.00	04/20/2022	USD	100,000	(410)	(69)
Put - North America High Yield Index - Series 37	MSC	Pay	104.00	04/20/2022	USD	200,000	(1,450)	(391)
Put - North America Investment Grade Index - Series 37	GSI	Pay	0.85	04/20/2022	USD	1,400,000	(1,540)	(254)
Put - North America Investment Grade Index - Series 37	JPM	Pay	0.85	05/18/2022	USD	600,000	(703)	(377)
Put - North America Investment Grade Index - Series 37	JPM	Pay	0.95	04/20/2022	USD	900,000	(1,148)	(110)
Put - North America Investment Grade Index - Series 37	JPM	Pay	1.00	06/15/2022	USD	600,000	(918)	(426)
Put - North America Investment Grade Index - Series 37	DUB	Pay	1.10	06/15/2022	USD	600,000	(990)	(321)
Put - North America Investment Grade Index - Series 37	MSC	Pay	1.10	06/15/2022	USD	1,100,000	(2,277)	(588)
Put - North America Investment Grade Index - Series 37	JPM	Pay	0.90	04/20/2022	USD	700,000	(1,057)	(103)
Put - North America Investment Grade Index - Series 37	BOA	Pay	0.90	04/20/2022	USD	400,000	(520)	(59)
Put - North America Investment Grade Index - Series 37	BOA	Pay	0.90	05/18/2022	USD	200,000	(180)	(102)
Put - North America Investment Grade Index - Series 37	MSC	Pay	0.95	04/20/2022	USD	900,000	(1,148)	(110)
Put - North America Investment Grade Index - Series 37	GSI	Pay	0.95	04/20/2022	USD	600,000	(660)	(73)
Put - North America Investment Grade Index - Series 37	DUB	Pay	0.95	04/20/2022	USD	600,000	(660)	(73)
Put - North America Investment Grade Index - Series 37	GSI	Pay	1.05	05/18/2022	USD	500,000	(790)	(149)

Total							$(19,763)	$(4,959)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN (continued):

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(19,763)	$(4,959)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.71%	USD	100,000	$1,083	$1,018	$65
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.74	USD	300,000	3,270	3,673	(403)
Boeing Co., 2.60%, 07/30/2025	1.00	Quarterly	06/20/2023	0.82	USD	200,000	525	487	38
Morgan Stanley, 3.75%, 02/25/2023	1.00	Quarterly	12/20/2022	0.38	USD	200,000	962	989	(27)

Total							$5,840	$6,167	$ (327)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 36	1.00%	Quarterly	12/20/2026	USD	400,000	$(32,945)	$(12,635)	$(20,310)
North America High Yield Index - Series 38	5.00	Quarterly	06/20/2027	USD	800,000	44,296	43,972	324
North America Investment Grade Index - Series 36	1.00	Quarterly	06/20/2026	USD	800,000	14,413	17,236	(2,823)
North America Investment Grade Index - Series 37	1.00	Quarterly	12/20/2026	USD	2,900,000	50,144	60,313	(10,169)
North American Investment Grade Index - Series 18	1.00	Quarterly	06/20/2027	USD	3,000,000	48,321	43,009	5,312

Total						$124,229	$151,895	$(27,666)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	300,000	$(10,564)	$1	$(10,565)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,200,000	(41,807)	704	(42,511)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	1,900,000	143,898	—	143,898
3-Month USD-LIBOR	Pay	1.45	Semi-Annually/Quarterly	07/16/2031	USD	1,500,000	115,686	—	115,686
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/Quarterly	07/15/2031	USD	1,700,000	128,870	—	128,870
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,200,000	87,167	—	87,167
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	1,500,000	79,483	(48,048)	127,531
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/Annually	09/21/2032	EUR	2,900,000	(320,286)	(261,044)	(59,242)
12-Month USD -SOFR	Pay	1.75	Annually	12/15/2051	USD	1,400,000	66,841	(58,475)	125,316

Total							$249,288	$(366,862)	$616,150

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	BNP	1.00%	Quarterly	06/20/2027	1.92%	USD	100,000	$(4,339)	$(4,777)	$438
Colombia Government International Bond, 10.38%, 01/28/2033	JPM	1.00	Quarterly	06/20/2027	1.92	USD	200,000	(8,688)	(7,710)	(978)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	GSI	1.00	Quarterly	12/20/2026	1.94	USD	500,000	(20,514)	(22,621)	2,107

Total								$(33,541)	$(35,108)	$1,567

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$9,450	$(67,144)	$76,594
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	898,706	5,362	(49,111)	54,473

Total							$14,812	$(116,255)	$131,067

									Value
OTC Swap Agreements, at value (Assets)									$14,812
OTC Swap Agreements, at value (Liabilities)									$(33,541)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	139	06/30/2022	$16,368,522	$15,941,562	$—	$(426,960)
10-Year U.S. Treasury Note	37	06/21/2022	4,674,770	4,546,375	—	(128,395)
30-Year U.S. Treasury Bond	108	06/21/2022	16,701,343	16,206,750	—	(494,593)
E-Mini Russell 2000® Index	118	06/17/2022	11,640,946	12,191,760	550,814	—
Euro-BTP Italy Government Bond	19	06/08/2022	2,965,666	2,907,103	—	(58,563)
MSCI EAFE Index	112	06/17/2022	11,344,958	12,008,640	663,682	—
S&P 500® E-Mini Index	212	06/17/2022	45,325,676	48,025,950	2,700,274	—

Total					$3,914,770	$(1,108,511)

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(49)	06/30/2022	$(10,528,046)	$(10,384,172)	$143,874	$—
10-Year U.S. Treasury Ultra Note	(33)	06/21/2022	(4,582,325)	(4,470,469)	111,856	—
Euro OAT	(24)	06/08/2022	(4,131,574)	(4,022,589)	108,985	—
German Euro Bund	(34)	06/08/2022	(6,158,445)	(5,967,598)	190,847	—
U.S. Treasury Ultra Bond	(9)	06/21/2022	(1,649,253)	(1,594,125)	55,128	—

Total					$610,690	$—

Total Futures Contracts					$4,525,460	$(1,108,511)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/04/2022	USD	1,347,693	EUR	1,208,000	$11,199	$—
BNP	04/04/2022	EUR	79,000	USD	86,936	467	—
BNP	07/01/2022	MXN	61,000	USD	2,916	100	—
BNP	10/05/2022	USD	321,987	PEN	1,314,384	—	(28,961)
BOA	04/04/2022	GBP	531,000	USD	691,753	5,769	—
BOA	04/21/2022	RUB	871,719	USD	11,109	—	(630)
BOA	09/06/2022	USD	1,000,018	PEN	3,862,871	—	(34,182)
CITI	04/04/2022	USD	3,866	BRL	20,200	—	(372)
CITI	04/04/2022	BRL	20,200	USD	4,264	—	(26)
CITI	04/21/2022	RUB	289,322	USD	3,773	—	(295)
CITI	04/29/2022	PEN	1,167,695	USD	312,946	3,699	—
CITI	05/04/2022	PEN	685,761	USD	184,901	971	—
CITI	05/23/2022	RUB	395,967	USD	5,052	—	(439)
DUB	04/01/2022	DKK	34,428	USD	5,069	51	—
DUB	04/21/2022	USD	3,633	RUB	421,481	—	(1,433)
DUB	04/21/2022	RUB	511,111	USD	6,596	—	(452)
DUB	05/23/2022	USD	2,051	RUB	240,582	—	(752)
DUB	05/23/2022	RUB	1,801,496	USD	23,286	—	(2,298)
DUB	07/01/2022	USD	5,069	DKK	34,299	—	(51)
GSB	04/04/2022	USD	4,264	BRL	20,200	26	—
GSB	04/04/2022	BRL	20,200	USD	4,077	161	—
GSB	04/21/2022	USD	8,843	RUB	1,127,483	—	(4,711)
GSB	04/21/2022	RUB	1,639,234	USD	21,411	—	(1,705)
GSB	05/03/2022	USD	4,045	BRL	20,200	—	(158)
GSB	05/23/2022	USD	19,954	RUB	2,454,342	—	(8,639)
GSB	05/23/2022	RUB	1,690,110	USD	21,880	—	(2,191)
HSBC	04/01/2022	USD	17,153	DKK	110,000	794	—
HSBC	04/04/2022	USD	72,129	EUR	65,000	215	—
HSBC	04/04/2022	EUR	169,000	USD	185,675	1,301	—
HSBC	04/21/2022	RUB	418,433	USD	5,345	—	(315)
HSBC	07/01/2022	USD	10,483	DKK	70,000	34	—
JPM	04/21/2022	USD	22,593	RUB	2,645,640	—	(9,212)
JPM	05/23/2022	USD	9,980	RUB	1,192,610	—	(3,914)
SCB	04/04/2022	USD	2,219,854	GBP	1,654,000	47,157	—
SCB	04/21/2022	RUB	405,488	USD	5,313	—	(438)

Total						$71,944	$(101,174)

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$18,497,351	$—	$18,497,351
Corporate Debt Securities	—	69,392,252	—	69,392,252
Foreign Government Obligations	—	4,577,882	—	4,577,882
Loan Assignments	—	252,546	499,814	792,360
Mortgage-Backed Securities	—	9,510,430	—	9,510,430
Municipal Government Obligations	—	2,276,255	—	2,276,255
U.S. Government Agency Obligations	—	17,780,463	—	17,780,463
U.S. Government Obligations	—	37,206,760	—	37,206,760
Short-Term U.S. Government Obligations	—	90,503,612	—	90,503,612
Other Investment Company	2,475,351	—	—	2,475,351
Repurchase Agreement	—	2,987,343	—	2,987,343
Exchange-Traded Options Purchased	1,695,915	—	—	1,695,915

Total Investments	$4,171,266	$253,024,894	$499,814	$257,695,974

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$163,014	$—	$163,014
Centrally Cleared Interest Rate Swap Agreements	—	621,945	—	621,945
Over-the-Counter Credit Default Swap Agreements	—	14,812	—	14,812
Futures Contracts (X)	4,525,460	—	—	4,525,460
Forward Foreign Currency Contracts (X)	—	71,944	—	71,944

Total Other Financial Instruments	$4,525,460	$871,715	$—	$5,397,175

LIABILITIES
Other Financial Instruments
Over-the-Counter Credit Default Swaptions Written	$—	$(4,959)	$—	$(4,959)
Centrally Cleared Credit Default Swap Agreements	—	(32,945)	—	(32,945)
Centrally Cleared Interest Rate Swap Agreements	—	(372,657)	—	(372,657)
Over-the-Counter Credit Default Swap Agreements	—	(33,541)	—	(33,541)
Futures Contracts (X)	(1,108,511)	—	—	(1,108,511)
Forward Foreign Currency Contracts (X)	—	(101,174)	—	(101,174)

Total Other Financial Instruments	$(1,108,511)	$(545,276)	$—	$(1,653,787)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $47,429,996, representing 19.5% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2022, the total value of Regulation S securities is $1,423,996, representing 0.6% of the Portfolio’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,977,069, collateralized by cash collateral of $2,475,351 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $566,280. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2022; the maturity dates disclosed are the ultimate maturity dates.
(G)	Restricted security. At March 31, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG Fixed until 11/24/2025, 2.13%, 11/24/2026	11/17/2020	$200,000	$185,648	0.1%

(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2022, the total value of such securities is $420,390, representing 0.2% of the Portfolio’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Fixed rate loan commitment at March 31, 2022.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the value of the security is $499,814, representing 0.2% of the Portfolio’s net assets.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2022 was $0 at a weighted average interest rate of 0.00%.
(O)	Rates disclosed reflect the yields at March 31, 2022.
(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $3,100,195.
(Q)	All or a portion of the security has been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The value of the security is $33,990.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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